Share Capital	6 Months Ended
Jun. 30, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share Capital	Share Capital
10.1 CAPITAL ISSUED

Detail of share capital transactions

(in thousands or number of shares)	Nature of transaction	Share Capital	Premiums related to share capital	Number of shares
December 31, 2022		1,046	255,760	34,875,872
April 24, 2023	Capital increase AGA 2021	11	—	354,510
March 31, 2023	Prior period adjustment	—	—	—
June 27, 2023	AGA 2023	—	(26)	—
June 30, 2023		1,057	255,734	35,230,382

As of June 30, 2023, the share capital was €1,057 thousand divided into 35,230,382 fully paid up ordinary shares, each with a par value of €0.03.

10.2 FOUNDER’S WARRANTS, WARRANTS, STOCK OPTIONS AND FREE SHARES

As of June 30, 2023, there are four different types of securities and other valid instruments entitling their holders to a stake in the Company's share capital: warrant (bons de souscription d’actions or BSA), founders’ warrant (bons de souscription de parts de créateur d’entreprise or BSPCE), stock option (options de souscription ou d’achat d’actions or OSA) and free shares (attribution gratuite d’actions or AGA).

Stock options

No stock options were granted in the first half of 2023.

Free Shares

At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 427,110 free shares (AGA 2023 P1), each with a par value of €0.03 to employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.

Furthermore, the definitive acquisition of the free shares granted to members of the Executive Board is conditioned upon the achievement of 3 of the 7 following milestones, including the mandatory achievement of one of the milestones between #1 to #3:
1.Establish a collaboration/development deal with a pharma or industry partner (signed term sheet);
2.Non-dilutive financing to reach interim readout;
3.Double share price as compared to weighted average value of the first 6 months of 2023 or share price to outperform a biotech index over next 12 months starting at attribution date;
4.Launch a new trial IO combo with NBTXR3;
5. 2 new trials launched by our partner(s);
6.Complete half of the patients recruitment of 312 (to exceed the number needed for the Futility Analysis);
7.Positive data in phase I pancreatic cancer allowing to consider moving into next clinical phase;

The achievement of these conditions must be acknowledged by the Executive Board, with the prior approval of the Supervisory Board, before a period ending twenty-four months following June 27, 2023.

At a meeting on June 27, 2023, the Executive Board, acting pursuant to the authorization granted by Company’s shareholders’ meeting on June 23, 2022, granted 439,210 free shares (AGA 2023 P2), each with a par value of €0.03 to certain employees of the Group and members of the Executive Board. Such free shares will be subject to a one-year holding period starting at the end of the two-year acquisition period, i.e. starting on June 27, 2025. Such free shares are governed by the 2023 free share plan adopted by the Executive Board on June 27, 2023.

Furthermore, the definitive acquisition of these free shares granted to members of the Executive Board and all employees is conditioned upon the achievement of the following conditions:
1.Closing a collaboration/development deal;
2.Achievement of one of the two following conditions:
•the dosing the 50th patient in the NANORAY-312 study
•the start by the new partner of a clinical trial in one indication.

The achievement of these conditions must be acknowledged by the Executive Board, with the prior approval of the Supervisory Board, before a period ending twenty-four months following June 27, 2023.

As of June 30, 2023, the assumptions related to the estimated vesting of the founders’ warrants, the warrants and performance stock options have been updated (See Note 17 Share-based payments).

10.3 WARRANTS (BSA) EQUITY LINE KEPLER CHEUVREUX

On May 18, 2022, in accordance with the twenty-first resolution adopted at the April 28, 2021 annual shareholders’ meeting, the Executive Board decided, with the prior approval of the Supervisory Board, to implement an equity line financing with Kepler Cheuvreux for the following twenty-four months and, accordingly, to issue to Kepler Cheuvreux a total of 5,200,000 warrants to subscribe for the same number of the Company’s ordinary shares (bons de souscription d’actions or BSA Kepler). Although Kepler Cheuvreux is acting as the underwriter of the equity line program, Kepler Cheuvreux does not intend to maintain ownership of any shares issued in conjunction with the equity line. Instead, it is expected that Kepler Cheuvreux will sell these shares on the regulated market of Euronext Paris or to investors through block trades.

The main terms and conditions of the BSA Kepler are described in the table below:

BSA Kepler
Date of the shareholders’ meeting	April 28, 2021
Date of grant by the Executive Board	May 18, 2022
Maximum number of BSAs authorized	5,200,000
Total number of BSAs granted	5,200,000
Number of shares to which the BSA were likely to give right on the date of their grant	5,200,000
Starting date for the exercise of the BSA	(1)
BSA expiry date	(2)
BSA issue price	500 € in the aggregate
Exercise price per new share	(3)
Terms of exercise	(1)(4)
Number of shares subscribed as of the date of the Report	0
Total number of forfeited or cancelled BSAs as of the Report	0
Total number of BSAs outstanding as of the date of the Report	5,200,000
Total number of shares available for subscription as of the date of the Report (considering the conditions of exercise of the BSAs)	5,200,000
Maximum total number of shares that may be subscribed for upon exercise of all outstanding BSAs (assuming that all the conditions for the exercise of said BSAs are met)	5,200,000
1) Subject to meeting the contractual conditions, Kepler Cheuvreux undertakes to exercise the BSA Kepler within 24 months of their date of issue. These conditions include:
(i) Unless Kepler Cheuvreux and the Company agree differently from time to time, a limit as to the number of new shares to be issued as part of the exercise of stock warrants: the cumulative number of new shares issued upon exercise of the BSA Kepler shall be less than or equal to 25% of the total number of Nanobiotix shares traded on the regulated market of Euronext Paris (excluding block trades) from the date of the implementation of the financing facility, and
(ii) a limit as to the exercise price of the BSA Kepler: such exercise price shall not be lower than, in any case, the price limit set forth by the combined shareholders’ meeting of the Company dated April 28, 2021.
(2) The BSA Kepler may be exercised during a 24-month period as from their issuance date (subject to (i) a prior termination by the Company, at any time, or (ii) an extension for a maximum 6-month period in certain situations), at the end of which the BSA Kepler that are still outstanding shall be purchased by the Company at their issuance price and cancelled.
(3) The exercise price of the BSA Kepler will be based on the lower of the two daily volume-weighted average share prices for the two trading days preceding each issuance, less a maximum discount of 5.0%.
(4) The BSA Kepler may be exercised at any time in whole or in part by Kepler Cheuvreux during their exercise period, subject to a minimum proceeds condition.

Considering that the Company can terminate or suspend the Equity line agreement by buying back the BSAs or increasing the minimum exercise price and that Kepler Cheuvreux is committed to subscribe the shares if the conditions are met, the BSAs granted to Kepler Cheuvreux under the Equity line agreements are off-balance sheet commitments and therefore there is no option or derivative. As structuring commissions are not related to an asset or liability, structuring commissions are expensed at the initiation of the contract.

No BSA has been exercised as of June 30, 2023.